Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Summary of trade and other payables

	At December 31,
	2023	2022
	$’m	$’m
Trade payables	1,091	1,060
Other payables and accruals including other tax and social security payable	210	220
Payables and accruals for exceptional items	7	13
Related party payables (note 27)	9	5
	1,317	1,298